Income Taxes - Summary of Origination and Changes in Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Taxes [Line Items]
Movements, Recognized in comprehensive income	$ (1,394)	$ 2,776	$ 64,788
Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(149,012)	(172,609)
Movements, Recognized in profit or loss	74,247	(24,908)
Movements, Recognized in comprehensive income	821	10,100
Movements, Recognized directly in equity		1,773
Movements, Acquisitions	(162,842)
Movements, Foreign currency translation difference	(11,642)	29,516
Movements, Other increases (decreases)	(6,512)	7,116
Deferred Taxes Assets/(Liabilities), Net ending balance	(254,940)	(149,012)	(172,609)
Deferred Tax Assets (Liabilities) [Member] | Accumulated Depreciation [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(290,192)	(241,040)
Movements, Recognized in profit or loss	(55,917)	(38,675)
Movements, Recognized directly in equity		(6,664)
Movements, Foreign currency translation difference	(6,885)	(3,601)
Movements, Other increases (decreases)	20,773	(212)
Deferred Taxes Assets/(Liabilities), Net ending balance	(332,221)	(290,192)	(241,040)
Deferred Tax Assets (Liabilities) [Member] | Accumulated Amortization [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(21,066)	(17,429)
Movements, Recognized in profit or loss	147	134
Movements, Foreign currency translation difference	153	(3,771)
Deferred Taxes Assets/(Liabilities), Net ending balance	(20,766)	(21,066)	(17,429)
Deferred Tax Assets (Liabilities) [Member] | Provisions [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	104,105	39,009
Movements, Recognized in profit or loss	75,463	28,093
Movements, Recognized directly in equity		7,776
Movements, Foreign currency translation difference	(11,652)	22,422
Movements, Other increases (decreases)	(23,598)	6,805
Deferred Taxes Assets/(Liabilities), Net ending balance	144,318	104,105	39,009
Deferred Tax Assets (Liabilities) [Member] | Post-Employment Benefit Obligations [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	80,129	57,285
Movements, Recognized in profit or loss	778	(1,630)
Movements, Recognized in comprehensive income	4,590	10,954
Movements, Recognized directly in equity		1,770
Movements, Foreign currency translation difference	(1,258)	11,987
Movements, Other increases (decreases)	(470)	(237)
Deferred Taxes Assets/(Liabilities), Net ending balance	83,769	80,129	57,285
Deferred Tax Assets (Liabilities) [Member] | Revaluation of Financial Instruments [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	9,386	24,740
Movements, Recognized in profit or loss	(888)	(16,111)
Movements, Recognized in comprehensive income	(3,796)	(853)
Movements, Foreign currency translation difference	8	1,793
Movements, Other increases (decreases)	(1,432)	(183)
Deferred Taxes Assets/(Liabilities), Net ending balance	3,278	9,386	24,740
Deferred Tax Assets (Liabilities) [Member] | Other [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(31,374)	(35,174)
Movements, Recognized in profit or loss	54,664	3,281
Movements, Recognized in comprehensive income	27	(1)
Movements, Recognized directly in equity		(1,109)
Movements, Acquisitions	(162,842)
Movements, Foreign currency translation difference	7,992	686
Movements, Other increases (decreases)	(1,785)	943
Deferred Taxes Assets/(Liabilities), Net ending balance	$ (133,318)	$ (31,374)	$ (35,174)